Supplemental information	12 Months Ended
Dec. 31, 2021
Supplemental information
Supplemental information

17. Supplemental information

Changes in non-cash working capital was comprised of the following:

	Year Ended
	Dec 31, 2021	Dec 31, 2020
Changes in:
Accounts receivable	(132,507)	15,332
Crude oil inventory	(6,668)	15,987
Prepaid expenses	(71,156)	(5,476)
Accounts payable and accrued liabilities	142,988	(14,772)
Income taxes payable	32,643	(877)
Foreign exchange	14,540	(6,251)
Changes in non-cash working capital	(20,160)	3,943

Changes in non-cash operating working capital	(56,884)	12,365
Changes in non-cash investing working capital	36,724	(8,422)
Changes in non-cash working capital	(20,160)	3,943

As at December 31, 2021, prepaid expenses includes a deposit of $68.5 million related to a previously announced transaction to acquire an additional working interest within the Corrib natural gas project.

Cash and cash equivalents was comprised of the following:

	As at
	Dec 31, 2021	Dec 31, 2020
Cash on deposit with financial institutions	5,901	6,777
Guaranteed investment certificates	127	127
Cash and cash equivalents	6,028	6,904

Wages and benefits included in operating expenses and general and administration expenses were:

	Year Ended
	Dec 31, 2021	Dec 31, 2020
Operating expense	73,739	70,414
General and administration expense	54,771	60,551
Wages and benefits	128,510	130,965

The following tables summarize Vermilion's outstanding risk management positions as at December 31, 2021:

				Weighted		Weighted		Weighted		Weighted		Weighted
				Average		Average		Average		Average	Bought	Average
			Bought Put	Bought Put	Sold Call	Sold Call	Sold Put	Sold Put	Sold Swap	Sold Swap	Swap	Bought
	Unit	Currency	Volume	Price	Volume	Price	Volume	Price	Volume	Price	Volume	Swap Price
Dated Brent
Q1 2022	bbl	USD	2,700	62.50	2,700	81.01	2,700	47.50	500	52.00	—	—
Q2 2022	bbl	USD	3,450	63.59	3,450	83.34	3,450	47.50	—	—	—	—
Q3 2022	bbl	USD	2,600	63.94	2,600	84.35	2,600	47.50	—	—	—	—
Q4 2022	bbl	USD	2,600	63.94	2,600	84.35	2,600	47.50	—	—	—	—
WTI
Q1 2022	bbl	USD	9,550	60.52	9,550	75.89	9,550	45.52	—	—	—	—
Q2 2022	bbl	USD	9,300	60.93	9,300	78.39	9,300	45.54	—	—	—	—
Q3 2022	bbl	USD	4,500	60.82	4,500	82.92	4,500	45.00	—	—	—	—
Q4 2022	bbl	USD	4,500	60.82	4,500	82.92	4,500	45.00	—	—	—	—
AECO Basis (AECO less NYMEX Henry Hub)
Q1 2022	mcf	USD	—	—	—	—	—	—	30,000	(1.10)	—	—
Q2 2022	mcf	USD	—	—	—	—	—	—	35,000	(1.09)	—	—
Q3 2022	mcf	USD	—	—	—	—	—	—	35,000	(1.09)	—	—
Q4 2022	mcf	USD	—	—	—	—	—	—	11,793	(1.09)	—	—
NYMEX Henry Hub
Q2 2022	mcf	USD	30,000	3.33	30,000	4.81	—	—	—	—	—	—
Q3 2022	mcf	USD	30,000	3.33	30,000	4.81	—	—	—	—	—	—
Q4 2022	mcf	USD	10,109	3.33	10,109	4.81	—	—	—	—	—	—

				Weighted		Weighted		Weighted		Weighted		Weighted
				Average		Average		Average		Average	Bought	Average
			Bought Put	Bought Put	Sold Call	Sold Call	Sold Put	Sold Put	Sold Swap	Sold Swap	Swap	Bought
	Unit	Currency	Volume	Price	Volume	Price	Volume	Price	Volume	Price	Volume	Swap Price
NBP
Q1 2022	mcf	EUR	36,851	6.04	36,851	7.59	34,394	3.63	4,913	4.91	—	—
Q2 2022	mcf	EUR	27,024	5.07	27,024	5.84	27,024	3.50	4,913	4.91	—	—
Q3 2022	mcf	EUR	19,654	5.11	19,654	6.24	19,654	3.66	4,913	4.91	—	—
Q4 2022	mcf	EUR	19,654	5.11	19,654	6.23	19,654	3.66	4,913	4.91	—	—
Q1 2023	mcf	EUR	12,284	5.19	12,284	6.45	12,284	3.75	—	—	—	—
Q2 2023	mcf	EUR	4,913	5.86	4,913	8.24	4,913	4.40	—	—	—	—
TTF											—	—
Q1 2022	mcf	EUR	2,457	4.84	2,457	5.64	2,457	3.52	—	—	—	—
Q2 2022	mcf	EUR	2,457	4.84	2,457	5.64	2,457	3.52	—	—	—	—
Q3 2022	mcf	EUR	2,457	4.84	2,457	5.64	2,457	3.52	—	—	—	—
Q4 2022	mcf	EUR	2,457	4.84	2,457	5.64	2,457	3.52	—	—	—	—
Q1 2023	mcf	EUR	2,457	4.84	2,457	5.64	2,457	3.52	—	—	—	—

VET Equity Swaps					Initial Share Price		Share Volume
Swap	Jan 2020 - Apr 2023				20.9788	CAD	2,250,000
Swap	Jan 2020 - Apr 2023				22.4587	CAD	1,500,000

Foreign Currency Swaps		Notional Amount			Notional Amount		Average Rate
Swap	January 2022	562,166,987	USD		700,000,000	CAD	1.2452

Cross Currency Interest Rate		Notional Amount		Receive Rate	Notional Amount		Pay Rate
Swap	January 2022	398,373,887	USD	LIBOR + 1.70%	500,000,000	CAD	CDOR + 1.08%

DIRECTORS

Lorenzo Donadeo [1]

Calgary, Alberta

Larry J. Macdonald [2,4,8,10]

Calgary, Alberta

James J. Kleckner Jr. [8,10]

Edwards, Colorado

Carin Knickel [5,8,12]

Golden, Colorado

Stephen P. Larke [4,6,11]

Calgary, Alberta

Timothy R. Marchant [7,10,12]

Calgary, Alberta

Robert Michaleski [3,6]

Calgary, Alberta

William Roby [8,9,12]

Katy, Texas

Manjit Sharma [4,8]

Toronto, Ontario

Judy Steele [6,12]

Halifax, Nova Scotia

[1] Executive Chairman

[2] Lead Director (Independent)

[3] Audit Committee Chair (Independent)

[4] Audit Committee Member

[5] Governance and Human Resources Committee Chair __(Independent)

[6] Governance and Human Resources Committee Member

[7] Health, Safety and Environment Committee Chair __(Independent)

[8] Health, Safety and Environment Committee Member

[9] Independent Reserves Committee Chair (Independent)

[10] Independent Reserves Committee Member

[11] Sustainability Committee Chair (Independent)

[12] Sustainability Committee Member

OFFICERS / CORPORATE SECRETARY

Lorenzo Donadeo *

Executive Chairman

Dion Hatcher *

President

Lars Glemser *

Vice President & Chief Financial Officer

Terry Hergott

Vice President Marketing

Yvonne Jeffery

Vice President Sustainability

Darcy Kerwin *

Vice President International & HSE

Bryce Kremnica *

Vice President North America

Geoff MacDonald

Vice President Geosciences

Kyle Preston

Vice President Investor Relations

Averyl Schraven

Vice President People and Culture

Jenson Tan *

Vice President Business Development

Gerard Schut *

Vice President European Operations

Robert (Bob) J. Engbloom

Corporate Secretary

* Executive Committee

AUDITORS

Deloitte LLP

Calgary, Alberta

BANKERS

The Toronto-Dominion Bank

Bank of Montreal

Canadian Imperial Bank of Commerce

Export Development Canada

National Bank of Canada

Royal Bank of Canada

The Bank of Nova Scotia

Wells Fargo Bank N.A., Canadian Branch

Bank of America N.A., Canada Branch

Citibank N.A., Canadian Branch - Citibank Canada

JPMorgan Chase Bank, N.A., Toronto Branch

La Caisse Centrale Desjardins du Québec

Alberta Treasury Branches

Canadian Western Bank

Goldman Sachs Lending Partners LLC

EVALUATION ENGINEERS

GLJ Petroleum Consultants Ltd.

Calgary, Alberta

LEGAL COUNSEL

Norton Rose Fulbright Canada LLP

Calgary, Alberta

TRANSFER AGENT

Odyssey Trust Company

STOCK EXCHANGE LISTINGS

The Toronto Stock Exchange (“VET”)

The New York Stock Exchange (“VET”)

INVESTOR RELATIONS

Kyle Preston

Vice President Investor Relations

403-476-8431 TEL

403-476-8100 FAX

1-866-895-8101 IR TOLL FREE

investor_relations@vermilionenergy.com